DTR-Q3

Quarterly Report
July 31, 2026
MFS®  Global Alternative
Strategy Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 73.6%
Aerospace & Defense – 1.9%
Aevex Corp. (a)	1,208	$20,089
Amprius Technologies, Inc. (a)	1,073	10,301
Applied Aerospace & Defense, Inc. (a)	3,565	66,665
Axon Enterprise, Inc. (a)	312	164,661
Babcock International Group PLC	3,348	50,927
Boeing Co. (a)	2,492	538,621
CACI International, Inc., “A” (a)	246	122,446
Curtiss-Wright Corp.	420	304,080
DPC Holdings PLC (a)	365	16,644
Ducommun, Inc. (a)	153	27,390
General Dynamics Corp.	961	368,467
General Electric Co.	1,026	369,432
HawkEye 360, Inc. (a)	1,828	38,754
Hexcel Corp.	1,422	146,395
Howmet Aerospace, Inc.	1,218	343,793
KBR, Inc.	817	29,910
L3Harris Technologies, Inc.	223	61,784
Leidos Holdings, Inc.	326	37,686
Leonardo DRS, Inc.	1,477	68,016
Lockheed Martin Corp.	51	29,720
Mirion Technologies, Inc. (a)	1,492	22,350
Moog, Inc., “A”	228	88,886
MTU Aero Engines Holding AG	333	138,931
QinetiQ Group PLC	9,499	64,779
RBC Bearings, Inc. (a)	214	117,980
RTX Corp.	1,803	388,042
Standard Aero, Inc. (a)	537	15,739
Thales S.A.	326	92,541
Woodward, Inc.	199	71,789
		$3,816,818
Alcoholic Beverages – 0.6%
Brown-Forman Corp., “B”	1,207	$34,677
China Resources Beer Holdings Co. Ltd.	21,000	63,356
Davide Campari-Milano N.V.	8,303	56,452
Heineken N.V.	6,880	622,111
Pernod Ricard S.A.	6,819	535,693
		$1,312,289
Apparel, Footwear, & Accessories – 0.6%
Birkenstock Holding PLC (a)(l)	2,545	$98,542
Burberry Group PLC (a)	2,704	43,879
Columbia Sportswear Co.	1,126	66,862
Compagnie Financiere Richemont S.A.	1,726	407,562
Kolon Industries, Inc.	622	20,963
LVMH Moet Hennessy Louis Vuitton SE	1,073	587,917
Reformation, Inc. (a)	1,411	22,887
Wolverine World Wide, Inc.	1,303	25,643
		$1,274,255
Auto & Auto Components – 0.5%
Aptiv PLC (a)	941	$53,138
Atmus Filtration Technologies, Inc.	645	33,301
Compagnie Generale des Etablissements Michelin	1,315	53,108
Forvia SE (a)	510	5,238
General Motors Co.	518	46,029

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Auto & Auto Components – continued
Goodyear Tire & Rubber Co. (a)	2,922	$20,308
Group 1 Automotive, Inc.	252	72,266
Lear Corp.	141	18,420
LKQ Corp.	1,552	34,842
Nippon Seiki Co. Ltd.	2,400	36,372
NTC Corp.	8,900	21,646
PT Astra International Tbk	43,400	12,301
Shimano, Inc.	1,800	227,680
Suzuki Motor Corp.	8,000	104,887
Tesla, Inc. (a)	384	119,505
Toyota Boshoku Corp.	2,800	39,122
Visteon Corp.	683	71,401
		$969,564
Brokerage & Asset Managers – 1.5%
Ameriprise Financial, Inc. (f)	1,284	$700,858
Blackrock, Inc.	25	27,260
Carlyle Group, Inc.	3,061	140,867
CVC Capital Partners PLC (l)	5,930	99,222
Daiwa Securities Group, Inc.	3,900	43,882
GCM Grosvenor, Inc., “A”	2,147	26,794
Interactive Brokers Group, Inc.	2,680	235,813
Kiwoom Securities Co. Ltd.	83	16,861
Lincoln International, Inc. (a)	4,046	84,157
LPL Financial Holdings, Inc.	603	213,281
Multi Commodity Exchange of India Ltd.	176	4,979
Northern Trust Corp.	5,351	974,899
PJT Partners, Inc.	373	62,780
Polar Capital Holdings PLC	3,433	35,673
Raymond James Financial, Inc.	683	120,194
Ridgepost Capital, Inc.	4,267	36,781
Robinhood Markets, Inc. (a)	2,310	199,954
TPG, Inc.	783	34,186
UOB Kay Hian Holdings Ltd.	4,700	15,063
WisdomTree Investments, Inc.	2,428	47,030
		$3,120,534
Business Services – 0.5%
Baycurrent Consulting, Inc.	300	$13,461
China Aviation Oil Singapore Corp. Ltd.	8,800	11,940
Cognizant Technology Solutions Corp., “A”	580	32,103
Colliers International Group, Inc.	93	9,144
Comture Corp.	1,300	11,684
CoStar Group, Inc. (a)	881	25,338
Edenred	296	9,735
Experian PLC	5,040	191,133
Fidelity National Information Services, Inc.	916	41,009
Fujitsu Ltd.	1,100	25,472
Global Payments, Inc.	834	70,123
GoDaddy, Inc. (a)	2,269	187,737
Hanwa Co. Ltd.	1,100	11,701
Hoist Finance AB	371	8,416
Johnson Service Group PLC	11,206	22,715
Kanzhun Ltd., ADR	2,041	33,228
LX International Corp.	492	12,855
MONY Group PLC	12,226	32,378
OBIC Co. Ltd.	1,700	47,948
Otsuka Corp.	2,200	45,271
Paymentus Holdings, Inc., “A” (a)	1,023	34,884

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Rightmove PLC	5,333	$33,602
Scout24 AG	225	19,291
TransUnion	1,294	101,734
		$1,032,902
Chemicals – 1.6%
Akzo Nobel N.V. (l)	633	$44,322
Ashland, Inc.	832	60,411
Avient Corp.	1,361	49,432
BioLife Solutions, Inc. (a)	509	15,922
Bumitama Agri Ltd.	4,200	5,371
Corteva, Inc.	3,673	289,102
Croda International PLC	1,192	51,489
DL Holdings Co. Ltd. (a)	632	18,917
DuPont de Nemours, Inc.	277	37,949
Eastman Chemical Co.	732	51,203
Element Solutions, Inc.	4,006	147,140
Elevra Lithium Ltd. (a)(l)	919	4,792
FUJIFILM Holdings Corp.	1,800	42,674
Kansai Paint Co. Ltd.	1,900	33,819
Linde PLC	2,340	1,119,409
Nitto Denko Corp.	3,400	70,796
Omnia Holdings Ltd.	1,125	7,187
OTTE Fine Chemical Co. Ltd.	399	12,320
PT Astra Agro Lestari Tbk	18,500	7,068
PTT Global Chemical PLC	16,000	17,489
Qnity Electronics, Inc.	290	38,042
Quaker Chemical Corp.	328	52,651
Resonac Holdings Corp.	3,500	292,043
Shin-Etsu Chemical Co. Ltd.	2,200	78,984
Sime Darby Berhad	28,600	15,117
Sri Trang Agro-Industry PCL	29,000	16,153
Symrise AG	6,051	621,714
UPL Ltd.	3,770	23,877
Yara International A.S.A.	761	35,868
		$3,261,261
Conglomerates – 0.2%
GS Holdings Corp.	612	$38,204
Honeywell International, Inc.	1,473	358,013
Koc Holding A.S.	7,244	30,016
		$426,233
Construction – 1.4%
Allegion PLC	470	$73,978
Anhui Conch Cement Co. Ltd.	34,000	80,162
Builders FirstSource, Inc. (a)	281	18,670
Compagnie de Saint-Gobain S.A.	3,280	308,250
CRH PLC	4,206	399,612
D.R. Horton, Inc.	645	92,274
Equity Lifestyle Properties, Inc., REIT	906	58,953
Essex Property Trust, Inc., REIT	191	54,271
Ferguson Enterprises, Inc.	366	85,765
Independence Realty Trust, Inc., REIT	3,375	56,126
Installed Business Products, Inc.	221	49,270
James Hardie Industries PLC (a)	4,607	121,118
James Hardie Industries PLC, GDR (a)	2,484	65,038
Knife River Corp. (a)	1,156	84,584
M/I Homes, Inc. (a)	451	65,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Meritage Homes Corp.	490	$34,398
Mid-America Apartment Communities, Inc., REIT	344	45,525
Mohawk Industries, Inc. (a)	357	43,947
Otis Worldwide Corp.	552	39,716
Pulte Homes, Inc.	625	79,044
QXO, Inc. (a)	6,614	87,966
Sika AG	226	50,836
Simpson Manufacturing Co., Inc.	494	92,743
SiteOne Landscape Supply, Inc. (a)	1,115	105,301
Stanley Black & Decker, Inc.	570	53,911
Suncrete, Inc., “A” (a)(l)	669	11,299
Techtronic Industries Co. Ltd.	11,000	185,709
Vulcan Materials Co.	1,201	322,552
		$2,766,923
Consumer Products – 1.1%
Beiersdorf AG	802	$74,652
Colgate-Palmolive Co.	8,363	763,542
Haleon PLC	120,791	591,438
International Flavors & Fragrances, Inc.	859	68,050
Kenvue, Inc.	4,772	91,813
Kimberly-Clark Corp.	2,986	326,400
Newell Brands, Inc.	2,491	13,950
Prestige Consumer Healthcare, Inc. (a)	1,059	53,183
Reckitt Benckiser Group PLC	2,767	195,411
Uni-Charm Corp.	9,100	57,567
		$2,236,006
Consumer Services – 0.3%
AcadeMedia AB	3,722	$39,009
Airbnb, Inc., “A” (a)	995	150,762
Booking Holdings, Inc.	580	111,882
Cintas Corp.	168	34,378
Grand Canyon Education, Inc. (a)	253	36,771
Life Time Group Holdings, Inc. (a)	1,230	55,473
Localiza Rent a Car S.A.	2,400	17,806
Maplebear, Inc. (a)	1,601	71,405
Phoenix Educations Partners, Inc. (l)	718	20,528
Uber Technologies, Inc. (a)	633	44,538
		$582,552
Containers – 0.1%
Amcor PLC	975	$43,758
Avery Dennison Corp.	265	44,978
Silgan Holdings, Inc.	845	33,783
Viscofan S.A.	565	37,398
Winpak Ltd.	919	28,825
		$188,742
Diversified Financial Services – 1.4%
B3 S.A. - Brasil Bolsa Balcao	141,900	$440,328
Bullish (a)	560	12,202
Bullish (a)(l)	245	5,339
CME Group, Inc.	162	43,382
Deutsche Boerse AG	1,845	558,059
Georgia Capital PLC (a)	260	13,859
IG Group Holdings PLC	3,980	78,315
London Stock Exchange Group PLC	1,020	115,448
Mastercard, Inc., “A”	1,261	722,679

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – continued
Miami International Holdings, Inc. (a)	951	$44,735
Mizuho Leasing Co. Ltd.	1,500	12,868
Moody's Corp.	69	33,008
NASDAQ, Inc.	6,730	633,899
Nishio Holdings Co. Ltd.	700	18,855
Riot Platforms, Inc. (a)	1,940	39,130
SLM Corp.	3,131	81,390
Zegona Communications PLC	399	7,898
		$2,861,394
Electrical Equipment – 2.5%
Advanced Drainage Systems, Inc.	249	$34,482
AMETEK, Inc.	330	79,764
Amphenol Corp., “A”	2,102	337,791
Arxis, Inc. (a)	701	38,064
Bel Fuse, Inc.	134	36,444
Belden, Inc.	340	42,177
Eaton Corp. PLC	666	276,523
Emerson Electric Co.	315	47,193
Harbin Electric Co. Ltd.	6,000	12,103
Hosiden Corp.	2,400	43,122
Hubbell, Inc.	265	125,226
Itron, Inc. (a)	265	26,410
Legrand S.A.	3,311	499,757
Littlefuse, Inc.	294	129,986
Mitsubishi Electric Corp.	17,500	637,901
Nordex SE (a)	380	16,844
nVent Electric PLC	443	68,147
Schneider Electric SE	6,371	2,138,733
Signify N.V.	2,150	36,594
TE Connectivity PLC	182	37,436
TriMas Corp.	869	34,699
Vertiv Holdings Co.	1,475	356,316
Vontier Corp.	1,415	45,464
W.W. Grainger, Inc.	22	30,409
		$5,131,585
Energy - Independent – 2.4%
Aker BP ASA	8,366	$300,479
Antero Resources Corp. (a)	2,603	94,072
Baytex Energy Corp.	2,951	13,452
Beach Energy Ltd. (l)	22,069	14,193
Bharat Petroleum Corp. Ltd.	22,856	76,594
California Resources Corp.	791	41,622
Chennai Petroleum Corp. Ltd.	2,626	34,694
ConocoPhillips (s)	3,431	413,367
Core Natural Resources, Inc.	369	29,461
Diamondback Energy, Inc.	398	80,774
Eni S.p.A.	4,801	133,523
EOG Resources, Inc.	1,441	214,262
EQT Corp.	241	12,843
Expand Energy Corp.	741	69,676
ExxonMobil Holdings Corp.	4,061	631,242
IRPC PCL (n)	655,200	43,167
Marathon Petroleum Corp.	689	218,048
Matador Resources Co.	2,085	104,021
Ovintiv, Inc.	1,939	121,110
Parex Resources, Inc.	681	11,795
Peabody Energy Corp.	1,833	39,080

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Permian Resources Corp.	6,874	$146,485
Phillips 66	1,577	333,819
Reliance Industries Ltd.	23,035	315,728
TotalEnergies SE	9,699	861,476
Valero Energy Corp. (s)	1,586	496,259
Viper Energy, Inc., “A”	1,295	57,770
		$4,909,012
Energy - Renewables – 0.5%
AES Corp.	10,925	$160,379
Fuelcell Energy, Inc. (a)	666	14,392
GE Vernova, Inc.	812	804,116
Innio N.V. (a)	870	21,245
		$1,000,132
Engineering - Construction – 0.8%
AEM Holdings Ltd.	900	$5,742
Burkhalter Holding AG	140	23,690
Central Glass Co. Ltd.	1,600	39,707
Comfort Systems USA, Inc.	258	446,260
Dai-Dan Co. Ltd.	400	6,107
DL E&C Co. Ltd.	140	5,485
Doosan Bobcat, Inc.	1,707	70,810
EMCOR Group, Inc.	125	99,679
Jacobs Solutions, Inc.	455	61,393
JGC Holdings Corp.	3,100	43,548
Keller Group PLC	751	30,608
Koninklijke BAM Groep N.V.	3,343	44,786
Koninklijke Heijmans N.V.	140	15,124
L&K Engineering Co. Ltd.	2,000	43,002
Legence Corp., “A” (a)	612	39,125
MYR Group, Inc. (a)	168	55,981
Porr AG	899	38,927
Quanta Services, Inc.	301	200,875
Samsung Engineering Co. Ltd.	519	15,727
Taisei Corp.	3,900	316,991
United Integrated Services Co. Ltd.	1,000	33,433
WSP Global, Inc. (l)	260	31,765
		$1,668,765
Entertainment & Leisure – 1.0%
Brunswick Corp.	4,949	$390,971
Corsair Gaming, Inc. (a)	2,559	27,151
Giant Network Group Co. Ltd.	5,700	24,813
Live Nation Entertainment, Inc. (a)	1,596	277,912
Patrick Industries, Inc.	1,105	91,218
Sony Group Corp.	4,800	112,421
Spin Master Corp.	1,420	20,846
Take-Two Interactive Software, Inc. (a)	1,221	296,605
Tencent Holdings Ltd.	13,000	787,718
Ubisoft Entertainment S.A. (a)	1,122	7,455
		$2,037,110
Food & Beverages – 1.2%
Ajinomoto Co., Inc.	1,700	$52,369
Archer Daniels Midland Co.	1,438	113,990
AVI Ltd.	13,841	75,399
Campbell Soup Co. (l)	796	17,496
Chocoladefabriken Lindt & Sprungli AG	19	219,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Glanbia PLC	1,878	$49,766
Ingredion, Inc.	3,070	305,342
Kato Sangyo Co. Ltd.	200	8,007
Monster Worldwide, Inc. (a)	5,126	494,044
Nestle S.A.	5,136	512,959
Nomad Foods Ltd.	3,633	43,233
Novozymes A.S.	709	46,158
Once Upon a Farm PBC (a)	1,082	16,414
Orion Corp.	526	48,627
PepsiCo, Inc.	266	37,123
Toyo Suisan Kaisha Ltd.	5,600	363,461
Tyson Foods, Inc., “A”	1,121	64,973
		$2,468,397
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	2,595	$30,050
Alimentation Couche-Tard, Inc.	326	21,164
Arcs Co. Ltd.	600	13,633
BIM Birlesik Magazalar A.S.	2,703	22,253
E-Mart Co. Ltd.	130	7,276
GS Retail Co. Ltd.	316	5,486
Jeronimo Martins SGPS S.A.	5,826	116,629
JM Holdings Co. Ltd. (l)	9,400	80,881
Seven & I Holdings Co. Ltd.	15,900	210,761
Sprouts Farmers Market, Inc. (a)	363	31,639
Valor Holdings Co. Ltd.	700	14,365
		$554,137
Forest & Paper Products – 0.0%
International Paper Co.	1,474	$60,183
Suzano Papel e Celulose S.A., ADR	4,176	35,580
		$95,763
Global Systemically Important Banks – 2.3%
Bank of America Corp.	6,629	$410,667
Bank of New York Mellon Corp.	4,377	684,256
Barclays PLC	24,437	168,224
BNP Paribas S.A.	1,506	190,923
Citigroup, Inc.	9,596	1,270,990
ING Groep N.V.	4,891	171,013
JPMorgan Chase & Co.	2,026	712,727
Mizuho Financial Group, Inc.	6,200	321,004
Morgan Stanley	2,187	460,189
Toronto-Dominion Bank	655	78,515
UBS Group AG	2,534	133,368
		$4,601,876
Hardware, Peripherals, & Assembly – 5.0%
ADATA Technology Co. Ltd.	1,000	$12,010
Amadeus IT Group S.A.	10,636	661,071
Apple, Inc. (f)(s)	16,337	5,046,663
Arista Networks, Inc. (a)	1,447	260,966
Box, Inc., “A” (a)	2,408	75,972
CDW Corp.	265	39,170
Coherent Corp. (a)	737	193,750
Core Scientific, Inc. (a)	845	17,508
Descartes Systems Group, Inc. (a)	239	17,949
Digi International, Inc. (a)	1,745	121,661
Hewlett Packard Enterprise	2,630	125,977

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – continued
Hitachi Ltd.	24,000	$796,551
HP, Inc.	5,057	137,904
Insight Enterprises, Inc. (a)	345	44,481
Konica Minolta, Inc. (l)	3,800	13,960
Lenovo Group Ltd.	32,000	98,407
Macronix International Co. Ltd. (a)	2,000	6,024
Micron Technology, Inc.	1,725	1,419,727
Nanya Technology Corp.	2,000	21,514
NEC Corp.	2,300	68,521
Powerchip Semiconductor Manufacturing Corp. (a)	3,000	4,993
Q2 Holdings, Inc. (a)	431	26,235
Samsung Electronics Co. Ltd.	423	76,181
Sandisk Corp. of Delaware (a)	115	139,705
Seagate Technology Holdings PLC	507	434,058
Transcend Information, Inc.	4,000	35,973
Western Digital Corp.	274	149,286
Winbond Electronics Corp.	4,000	15,586
Wix.com Ltd. (a)	699	38,466
Zebra Technologies Corp., “A” (a)	154	45,248
		$10,145,517
Health Maintenance Organizations – 0.9%
Centene Corp. (a)	6,457	$401,755
Cigna Group (f)	3,628	1,012,393
Humana, Inc.	1,127	410,070
		$1,824,218
Insurance – 2.2%
Admiral Group PLC	454	$23,080
AIA Group Ltd.	65,800	664,930
Allstate Corp.	698	184,328
American International Group, Inc.	756	59,406
Aon PLC	1,833	660,888
Assurant, Inc.	290	80,965
AXIS Capital Holdings Ltd.	422	44,445
Beazley PLC	1,436	24,976
Brown & Brown, Inc.	745	52,448
Chubb Ltd.	156	54,706
Corebridge Financial, Inc.	1,771	55,237
Equitable Holdings, Inc.	12,066	574,945
Everest Group Ltd.	134	50,136
Hanover Insurance Group, Inc.	328	76,303
Hanwa Co. Ltd. (a)	1,873	5,825
Hartford Insurance Group, Inc.	720	102,175
Hiscox Ltd.	4,543	110,762
Korean Reinsurance Co.	705	6,809
Lincoln National Corp.	2,459	112,155
Momentum Group Ltd.	11,836	29,389
Old Mutual Ltd.	36,520	29,648
Progressive Corp.	2,532	535,315
Samsung Fire & Marine Insurance Co. Ltd.	250	110,227
SCOR SE	938	37,135
Selective Insurance Group, Inc.	650	61,614
Sompo Holdings, Inc.	2,500	111,192
Steadfast Group Ltd.	20,852	74,977
Stewart Information Services Corp.	509	34,403
Voya Financial, Inc.	516	51,306
Willis Towers Watson PLC	1,373	461,218
		$4,480,943

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 2.8%
Alphabet, Inc., “A” (f)	9,093	$3,238,290
Alphabet, Inc., “C”	3,404	1,214,037
AppLovin Corp. (a)	506	200,325
Meta Platforms, Inc., “A” (f)	1,782	992,057
Pinterest, Inc. (a)	1,355	32,534
Reddit, Inc. (a)	790	111,129
		$5,788,372
Internet – 0.0%
NHN Corp.	686	$17,763
Machinery & Tools – 3.8%
Aalberts Industries N.V.	1,883	$93,700
AGCO Corp.	6,685	682,940
AirTAC International Group	1,000	40,421
Albany International Corp.	552	41,130
Alliance Laundry Holdings, Inc. (a)	1,379	36,364
Applied Industrial Technologies, Inc.	207	71,459
Assa Abloy AB	28,388	1,052,677
Atlas Copco AB	4,900	103,711
Caterpillar, Inc.	361	294,146
CNH Industrial N.V.	19,273	197,548
Daikin Industries Ltd. (l)	500	72,475
Danieli & C. Officine Meccaniche S.p.A.	686	35,331
Donaldson Co., Inc.	1,946	183,391
ESAB Corp.	565	48,889
Finning International, Inc.	1,440	95,428
Flowserve Corp.	1,372	104,258
GEA Group AG	11,594	824,237
Hayward Holdings, Inc. (a)	3,113	47,100
Hillman Solutions Corp. (a)	5,180	40,767
IMI PLC	10,355	410,477
Ingersoll Rand, Inc.	1,073	89,467
ITT, Inc.	204	39,980
Kadant, Inc.	147	45,203
Keyence Corp.	1,000	502,521
Lincoln Electric Holdings, Inc.	264	68,986
Manitou BF S.A.	306	7,777
NPK International, Inc. (a)	3,009	37,582
PACCAR, Inc.	3,516	466,503
Pentair PLC	1,080	70,675
RB Global, Inc.	6,629	727,093
Spirax Group PLC	5,239	490,377
Terex Corp.	1,239	77,859
Timken Co.	950	130,673
Trane Technologies PLC	71	32,301
Trimble, Inc. (a)	1,795	101,561
Wabtec Corp.	1,233	358,630
Weir Group PLC	1,646	58,477
		$7,782,114
Media – 0.5%
Canal+ SA	6,132	$21,917
Fuji Television Network, Inc.	300	7,490
Hakuhodo DY Holdings, Inc. (l)	7,100	58,124
Liberty Media Corp. (a)	1,031	101,172
NAVER Corp.	662	96,181
Netflix, Inc. (a)	1,138	81,606
Nexstar Media Group, Inc.	503	95,837

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Media – continued
Nine Entertainment Co. Holdings Ltd. (l)	9,117	$6,133
Omnicom Group, Inc.	684	53,831
Spotify Technology S.A. (a)	544	271,967
TKO Group Holdings, Inc.	1,255	228,172
Wolters Kluwer N.V.	610	47,748
		$1,070,178
Medical & Health Technology & Services – 1.4%
Ambea AB (n)	2,537	$38,609
Attendo AB (n)	3,470	39,867
Azenta, Inc. (a)	2,046	57,554
Bumrungrad Hospital PCL	1,300	7,299
Cencora, Inc.	205	63,825
Charles River Laboratories International, Inc. (a)	868	201,819
Guardant Health, Inc. (a)	422	68,360
HCA Healthcare, Inc.	331	133,257
Heartflow, Inc. (a)	1,066	26,895
ICON PLC (a)	233	38,111
Kardigan, Inc. (a)	1,426	29,689
Labcorp Holdings, Inc.	203	62,768
Lumexa Imaging Holdings, Inc. (a)	4,105	42,733
M3, Inc. (l)	16,400	183,631
McKesson Corp. (f)	1,457	1,247,469
Minimed Group, Inc. (a)(l)	6,851	123,661
Netcare Ltd.	10,719	12,282
Omega Healthcare Investors, Inc., REIT	5,156	261,048
Option Care Health, Inc. (a)	1,336	30,768
RadNet, Inc. (a)	373	23,790
Schrodinger, Inc. (a)	1,781	26,964
Ship Healthcare Holdings, Inc.	700	11,228
Universal Health Services, Inc.	243	40,931
Ventas, Inc., REIT	773	72,283
Waystar Holding Corp. (a)	5,057	106,753
		$2,951,594
Medical Equipment – 2.1%
Abbott Laboratories	3,783	$399,863
Agilent Technologies, Inc.	1,348	186,523
Alcon, Inc.	676	46,444
AtriCure, Inc. (a)	993	37,496
Becton, Dickinson and Co.	3,347	554,330
Billiontoone, Inc., “A” (a)	160	22,176
Bio-Techne Corp.	5,392	388,709
Boston Scientific Corp. (a)	1,889	88,273
Ceribell, Inc. (a)	1,047	18,521
Concentra Group Holdings, Inc.	1,629	51,558
ConvaTec Group PLC	18,316	55,295
Cooper Companies, Inc. (a)	443	32,038
Danaher Corp.	867	169,048
DexCom, Inc. (a)	1,426	119,000
Envista Holdings Corp. (a)	1,498	40,910
Fisher & Paykel Healthcare Corp. Ltd.	2,262	54,217
Integer Holdings Corp. (a)	1,193	144,603
iRhythm Technologies, Inc. (a)	377	44,173
Medline, Inc., “A” (a)	2,504	98,357
Medtronic PLC	1,768	150,969
Merit Medical Systems, Inc. (a)	1,407	119,609
Natera, Inc. (a)	1,234	330,416
PHC Holdings Corp.	1,000	6,914

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Pulse Biosciences, Inc. (a)(l)	986	$34,638
QIAGEN N.V.	1,459	60,097
Repligen Corp. (a)	1,079	152,150
Safilo Group S.p.A. (a)	6,855	13,157
Smith & Nephew PLC	5,810	91,228
STERIS PLC	447	102,095
Terumo Corp.	3,100	45,090
Thermo Fisher Scientific, Inc.	485	278,535
UFP Technologies, Inc. (a)	424	108,027
Waters Corp. (a)	781	294,679
		$4,339,138
Metals & Mining – 2.4%
African Rainbow Minerals Ltd.	501	$5,135
Agnico Eagle Mines Ltd.	1,726	250,580
Agnico Eagle Mines Ltd.	648	94,135
Alamos Gold, Inc.	2,551	70,897
AngloGold Ashanti PLC	416	32,997
Antofagasta PLC	1,228	60,812
ArcelorMittal S.A.	8,532	597,601
Aurubis AG	1,725	361,236
B2Gold Corp.	1,586	5,940
Carpenter Technology Corp.	204	106,011
Compania de Minas Buenaventura S.A.A., ADR	203	6,147
Franco-Nevada Corp.	6,523	1,387,752
Glencore PLC	73,341	536,730
JFE Holdings, Inc.	4,000	45,751
Macmahon Holdings Ltd.	10,018	6,485
Mitsui & Co. Ltd.	2,300	70,636
National Aluminium Co. Ltd.	11,550	42,374
NMDC Ltd.	13,621	12,140
Northern Star Resources Ltd. Co.	2,021	28,177
Nucor Corp.	324	83,362
OceanaGold Corp.	3,091	74,527
PLS Group Ltd. (a)(l)	12,226	35,506
Rio Tinto PLC	957	93,785
Salzgitter AG	203	12,067
Shandong Nanshan Aluminium Co. Ltd.	29,500	20,636
SSR Mining, Inc. (a)	4,310	110,422
SSR Mining, Inc. (a)	233	5,957
Teck Resources Ltd.	2,965	178,427
Tung Ho Steel Enterprise Corp.	4,000	9,189
Uranium Energy Corp. (a)	3,127	30,019
Wheaton Precious Metals Corp.	4,418	480,548
		$4,855,981
Natural Gas - Pipeline – 0.5%
APA Group	16,983	$121,772
BW LPG Ltd.	572	12,988
Cheniere Energy, Inc.	1,441	379,804
DT Midstream, Inc.	697	96,186
Plains GP Holdings LP	5,438	143,183
Targa Resources Corp.	357	96,522
Williams Cos., Inc.	1,578	112,890
		$963,345

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.4%
Accton Technology Corp.	1,000	$65,458
Ciena Corp. (a)	217	81,820
Qualcomm, Inc.	3,415	504,088
Viasat, Inc. (a)	1,895	145,782
		$797,148
Non-Global Systemically Important Banks – 3.7%
AIB Group PLC	34,434	$407,201
American Express Co.	1,291	434,099
BancFirst Corp.	422	47,610
Banco Bilbao Vizcaya Argentaria S.A.	6,145	172,038
Banco Bradesco S.A., ADR	2,064	7,451
Bank of Cyprus Holdings PLC	575	6,796
Bank of Ireland Group PLC	20,547	429,453
Beacon Financial Corp.	1,525	48,053
BPER Banca S.p.A.	14,908	242,538
CaixaBank S.A.	22,507	326,111
Cathay General Bancorp, Inc.	1,217	76,902
Central Banco, Inc. (l)	1,876	61,533
Chiba Bank Ltd. (l)	16,100	263,137
Columbia Banking System, Inc.	3,672	114,823
Community Financial System, “I”	724	46,922
Credicorp Ltd.	937	375,344
CVB Financial Corp.	3,143	70,309
DBS Group Holdings Ltd.	9,140	526,968
East West Bancorp, Inc.	883	115,673
Eastern Bankshares, Inc.	2,842	65,252
Eurobank S.A.	12,226	62,738
Fifth Third Bancorp	1,166	65,879
First Hawaiian, Inc.	2,452	68,141
First Interstate BancSystem, Inc.	1,870	71,097
Hancock Whitney Corp.	954	73,458
HDFC Bank Ltd.	10,641	83,436
HDFC Bank Ltd., ADR	11,895	284,647
IM Financial Group Co. Ltd.	2,875	34,102
M&T Bank Corp.	358	88,172
Metropolitan Bank & Trust Co.	31,827	34,221
NatWest Group PLC	49,875	472,688
NU Holdings Ltd. (a)	5,091	72,954
PNC Financial Services Group, Inc.	155	38,730
Popular, Inc.	3,720	651,781
Prosperity Bancshares, Inc.	1,547	115,824
Regions Financial Corp.	2,298	71,123
Resona Holdings, Inc.	29,500	404,298
Shriram Finance Ltd.	5,131	56,287
Simmons First National Corp.	1,976	46,614
South Indian Bank Ltd.	25,073	12,305
Synchrony Financial (f)	8,847	670,514
Texas Capital Bancshares, Inc.	548	54,170
UMB Financial Corp.	423	61,644
United Community Bank, Inc.	2,168	76,834
ürkiye Is Bankasi A.S.	28,905	7,611
		$7,517,481
Oil Services – 0.4%
Aker Solutions ASA	3,933	$17,554
Baker Hughes Co.	1,048	63,393
Expro Ltd. (a)	3,295	52,555
Noble Corp. PLC	814	34,514

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Oceaneering International, Inc. (a)	1,611	$78,585
Star Petroleum Refining Public Co. Ltd.	38,500	12,798
TechnipFMC PLC	5,619	402,658
Tenaris S.A., ADR	1,365	78,255
		$740,312
Pharmaceuticals & Biotechnology – 3.9%
ACADIA Pharmaceuticals, Inc. (a)	1,274	$32,958
Acutaas Chemicals Ltd.	525	17,128
Adaptive Biotechnologies Corp. (a)	2,349	53,017
Annexon, Inc. (a)	1,997	10,175
Ascendis Pharma A.S., ADR (a)	1,137	277,326
AstraZeneca PLC	4,480	764,592
Basilea Pharmaceutica AG (a)	556	35,694
Biogen, Inc. (a)	194	39,372
BioNTech SE, ADR (a)	232	21,015
Bristol-Myers Squibb Co.	20,775	1,356,815
CG Oncology, Inc. (a)	342	24,347
Cogent Biosciences, Inc. (a)	1,922	74,823
Collegium Pharmaceutical, Inc. (a)	2,608	92,297
Cytokinetics, Inc. (a)	986	76,050
Daiichi Sankyo Co. Ltd.	16,000	256,820
Gilead Sciences, Inc.	4,359	567,585
Illumina, Inc. (a)	646	132,495
Immunocore Holdings PLC, ADR (a)	908	30,699
Incyte Corp. (a)	3,587	428,718
Ionis Pharmaceuticals, Inc. (a)	1,197	61,969
Johnson & Johnson (s)	3,521	902,608
Kaken Pharmaceutical Co. Ltd.	500	11,926
Kiniksa Pharmaceuticals International PLC (a)	891	66,237
Kymera Therapeutics, Inc. (a)	425	43,945
Ligand Pharmaceuticals, Inc. (a)	732	210,479
Lonza Group AG	62	43,115
Merck & Co., Inc.	2,517	327,713
Merck KGaA	355	58,601
Mirum Pharmaceuticals, Inc. (a)	635	67,278
Mochida Pharmaceutical Co. Ltd .	1,400	27,401
Neurocrine Biosciences, Inc. (a)	204	34,027
Novartis AG	6,403	999,560
Oruka Therapeutics, Inc. (a)	635	61,284
Parabilis Medicines, Inc. (a)	769	26,131
Pfizer, Inc.	1,789	44,743
Pharming Group N.V. (a)	18,980	19,221
Praxis Precision Medicines, Inc. (a)	212	65,260
Revolution Medicines, Inc. (a)	859	161,088
Rhythm Pharmaceuticals, Inc. (a)	250	24,813
Roche Holding AG	326	142,586
Sandoz Group AG	103	8,398
Sawai Group Holdings Co. Ltd.	3,100	32,158
Sun Pharmaceutical Industries Ltd.	1,980	41,306
Tarsus Pharmaceuticals, Inc. (a)	729	43,040
Towa Pharmaceutical Co. Ltd.	1,700	42,793
Travere Therapeutics, Inc. (a)	322	17,997
Ultragenyx Pharmaceutical, Inc. (a)	524	13,053
Veradermics, Inc. (a)	309	32,445
Vertex Pharmaceuticals, Inc. (a)	72	34,351
Zealand Pharma A/S (a)	418	19,785
		$7,977,237

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.1%
GFL Environmental, Inc.	6,366	$263,043
Real Estate – 0.6%
Acadia Realty Trust, REIT	2,370	$53,254
Brixmor Property Group, Inc., REIT	2,216	69,826
Cathay Real Estate Development Co. Ltd.	55,000	37,270
Charter Hall Retail, REIT	5,427	88,822
Cushman & Wakefield Ltd. (a)	2,504	33,604
Daito Trust Construction Co. Ltd.	1,300	27,527
Essential Properties Realty Trust, REIT	1,708	53,443
Four Corners Property Trust, Inc., REIT	1,457	37,299
Industrial & Infrastructure Fund Investment Corp. (l)	20	17,695
IOI Properties Group Bhd	21,500	19,940
Janus Living, Inc., “A”, REIT	1,963	59,302
Jones Lang LaSalle, Inc. (a)	219	77,752
PennyMac Financial Services, Inc.	414	31,220
Safestore Holdings PLC, REIT	2,839	23,551
Scentre Group, REIT	32,559	89,681
Shurgard Self Storage Ltd., REIT	1,261	36,862
Simon Property Group, Inc., REIT	673	154,366
Star Asia Investment Corp., REIT (l)	177	59,561
UOL Group Ltd.	1,000	7,720
Urban Edge Properties, REIT	1,959	44,391
W.P. Carey, Inc., REIT	3,876	285,274
		$1,308,360
Real Estate - Storage & Office – 0.3%
Cousins Properties, Inc., REIT	1,665	$52,531
Extra Space Storage, Inc., REIT	465	68,839
Prologis, Inc., REIT	2,124	307,152
Rexford Industrial Realty, Inc., REIT	2,007	75,804
SmartStop Self Storage REIT	1,134	38,034
Terreno Realty Corp., REIT	1,151	82,469
		$624,829
Restaurants – 0.7%
Aramark	14,251	$811,879
Black Rock Coffee Bar, Inc., “A” (a)	1,409	11,357
Chefs' Warehouse, Inc. (a)	1,657	191,135
Darden Restaurants, Inc.	198	40,309
Dutch Bros, Inc., “A” (a)	466	30,677
SSP Group PLC	8,608	23,122
Starbucks Corp.	1,154	121,459
SYSCO Corp.	685	58,389
U.S. Foods Holding Corp. (a)	956	96,164
Wingstop, Inc.	605	78,341
		$1,462,832
Retail & E-commerce – 2.7%
Amazon.com, Inc. (a)(f)	10,862	$2,949,902
Aritzia, Inc. (a)	816	81,306
BJ's Wholesale Club Holdings, Inc. (a)	737	72,064
Bob's Discount Furniture (a)(l)	2,110	35,174
Burlington Stores, Inc. (a)	664	244,671
De'Longhi S.p.A.	1,304	60,870
Dollar General Corp.	1,939	246,350
Dollarama, Inc.	738	100,536
Floor & Decor Holdings, Inc., “A” (a)	433	24,928
Gap, Inc.	754	15,148

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – continued
Global-E Online Ltd. (a)	724	$28,460
Groupe Dynamite, Inc.	446	18,010
Lowe's Cos., Inc.	1,664	345,796
Multiplan Empreendimentos Imobiliarios S.A.	5,647	31,337
NEXT PLC	308	61,941
Nitori Co. Ltd. (l)	2,300	36,696
Ollie's Bargain Outlet Holdings, Inc. (a)	486	35,706
O'Reilly Automotive, Inc. (a)(f)	5,976	533,956
Pan Pacific International Holdings Corp.	9,400	53,302
Ross Stores, Inc.	807	202,613
Rush Enterprises, Inc., “A”	501	39,975
Shimamura Co. Ltd.	1,300	27,320
Shinsegae, Inc.	38	11,189
Target Corp.	1,439	207,921
TJX Cos., Inc.	277	43,583
Yesway, Inc. (a)	1,346	28,158
		$5,536,912
Semiconductor & Electronic Components – 7.5%
Advanced Energy Industries, Inc.	560	$162,131
Advanced Micro Devices (a)	367	174,747
AIXTRON SE	483	20,201
Alps Alpine Co. Ltd. (l)	2,900	40,060
Analog Devices, Inc.	2,138	785,523
Applied Materials, Inc.	1,309	664,540
ASM International N.V.	109	100,705
ASML Holding N.V.	135	220,757
ASMPT Ltd.	800	15,214
Barco N.V.	826	7,496
Benchmark Electronics, Inc.	887	70,756
Broadcom, Inc.	3,593	1,398,683
Celestica, Inc. (a)	81	26,803
Chroma ATE, Inc.	1,000	63,997
Dai Nippon Printing Co. Ltd.	4,500	81,943
Disco, Inc.	200	71,909
Elite Semiconductor Microelectronics Technology, Inc.	1,840	9,969
Flex Ltd. (a)	485	55,169
Formfactor, Inc. (a)	543	57,667
Globalwafers Co. Ltd.	7,000	182,587
Infineon Technologies AG	3,125	222,234
Intel Corp. (a)	285	25,707
Jabil Circuit, Inc.	350	110,267
JX Advanced Metals Corp. (l)	300	6,944
KLA Corp.	444	81,172
Lam Research Corp.	1,301	381,219
Lasertec Corp.	100	23,089
LG Innotek Co. Ltd.	10	3,605
MACOM Technology Solutions Holdings, Inc. (a)	590	148,350
Monolithic Power Systems, Inc.	292	416,401
NVIDIA Corp. (f)	29,386	5,899,239
NXP Semiconductors N.V.	221	50,644
ON Semiconductor Corp. (a)	597	48,721
Plexus Corp. (a)	92	23,123
Renesas Electronics Corp.	2,200	44,432
RS Technologies Co. Ltd.	200	7,709
Semtech Corp. (a)	466	54,904
Silicon Motion Technology Corp., ADR	108	27,389
Sitronix Technology Corp.	1,000	8,188
Skyworks Solutions, Inc. (l)	438	27,279

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – continued
Synaptics, Inc. (a)	273	$29,298
Taiwan Semiconductor Manufacturing Co. Ltd.	21,654	1,619,326
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,690	1,491,682
TDK Corp.	2,600	51,019
Tekscend Photomask Corp. (l)	1,600	38,616
Texas Instruments, Inc.	163	44,946
Tokyo Electron Ltd.	600	202,552
TTM Technologies, Inc. (a)	643	74,228
Wolfspeed, Inc. (a)(l)	312	7,369
		$15,380,509
Software – 4.1%
ACI Worldwide, Inc. (a)	998	$57,215
Adobe Systems, Inc. (a)	4,026	1,008,151
Cadence Design Systems, Inc. (a)	540	183,611
CCC Intelligent Holdings, Inc. (a)	10,351	63,038
Check Point Software Technologies Ltd. (a)	518	65,853
Cloudflare, Inc., “A” (a)	697	194,449
Constellation Software, Inc.	26	55,696
CrowdStrike Holdings, Inc. (a)	2,837	541,470
Dassault Systemes SE	15,367	357,649
Datadog, Inc., “A” (a)	815	218,396
DigitalOcean, Inc. (a)	312	36,660
Embracer Group AB (a)	1,046	7,397
Guidewire Software, Inc. (a)	407	61,840
JFrog Ltd. (a)	568	45,321
Kinaxis, Inc. (a)	149	17,856
Microsoft Corp. (f)(s)	5,941	2,760,901
Mobvista, Inc. (a)(n)	4,000	5,687
Monday.com Ltd. (a)	483	42,093
MongoDB, Inc. (a)	193	65,134
nCino, Inc. (a)	1,585	29,259
Okta, Inc. (a)	4,304	610,867
Pegasystems, Inc.	1,018	31,100
Quantinuum, Inc., “A” (a)	533	27,402
Rakus Co. Ltd. (l)	3,200	21,319
Salesforce, Inc.	1,023	188,252
SAP SE	5,601	1,018,422
Shopify, Inc. (a)	300	35,145
Snowflake, Inc., “A” (a)	1,075	315,276
Totvs S.A.	34,900	213,841
Tyler Technologies, Inc. (a)	184	56,966
Wisetech Global Ltd.	1,047	26,743
Zeta Global Holdings Corp. (a)	1,476	31,882
		$8,394,891
Telecom - Infrastructure – 0.1%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	4,152	$86,403
Cellnex Telecom S.A.	1,776	55,030
		$141,433
Telecom Services – 0.3%
Advanced Info Service Public Co. Ltd.	3,400	$38,590
EchoStar Corp., “A” (a)	213	17,911
Etihad Etisalat Co.	3,405	56,350
Iridium Communications, Inc.	360	17,042
Ituran Location and Control Ltd.	140	7,722
KDDI Corp.	5,500	101,413
Koninklijke KPN N.V.	12,649	59,964

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – continued
Lumen Technologies, Inc. (a)	9,056	$57,777
PT Telekom Indonesia	142,600	20,842
SoftBank Group Corp.	1,500	46,641
Space Exploration Technologies, “A” (a)(l)	1,402	151,935
Spark New Zealand Ltd.	47,931	54,209
T-Mobile USA, Inc.	150	25,907
		$656,303
Tobacco – 0.6%
Altria Group, Inc. (f)	11,736	$801,921
British American Tobacco PLC	2,306	139,999
Philip Morris International, Inc.	1,230	234,709
		$1,176,629
Transportation & Logistics – 0.3%
ArcBest Corp.	193	$27,860
FedEx Corp.	126	38,732
FedEx Freight Holding Co., Inc. (a)	296	41,597
J.B. Hunt Transport Services, Inc.	209	56,796
Jungfraubahn Holding AG	38	12,244
Kirby Corp. (a)	268	35,146
Knight-Swift Transportation Holdings, Inc.	439	30,524
MPC Container Ships ASA	12,449	31,998
Union Pacific Corp.	718	209,749
Wilhelmsen Holding A.S.A.	380	30,891
XPO, Inc. (a)	291	58,482
		$574,019
Travel, Gaming, & Lodging – 1.7%
Accor S.A.	827	$42,929
Alaska Air Group, Inc. (a)	1,467	69,609
Aristocrat Leisure Ltd.	1,004	45,277
Brightstar Lottery PLC	4,554	45,722
Delta Air Lines, Inc.	676	59,109
DraftKings, Inc. (a)	2,968	69,689
FDJ United	997	25,213
Flutter Entertainment PLC (a)	2,019	210,925
H World Group Ltd., ADR	692	29,541
Hilton Worldwide Holdings, Inc.	561	179,795
Host Hotels & Resorts, Inc., REIT	8,282	208,127
Hyatt Hotels Corp.	1,469	255,694
Japan Airlines Co. Ltd.	6,200	114,683
Lottery Corp. Ltd.	4,491	17,708
Marriott International, Inc., “A”	1,194	445,159
Qantas Airways Ltd.	6,619	46,066
Ryman Hospitality Properties, Inc., REIT	372	49,718
Sands China Ltd.	45,600	85,590
Southwest Airlines Co.	1,027	46,184
Sportradar Group AG (a)(l)	5,267	76,582
Tabcorp Holdings Ltd.	27,354	17,142
VICI Properties, Inc., REIT	2,043	53,833
Viking Holdings Ltd. (a)	11,382	1,187,712
Wyndham Hotels & Resorts, Inc.	500	37,430
		$3,419,437
Utilities – 1.9%
Alliant Energy Corp.	1,459	$103,268
Atmos Energy Corp.	306	52,871
Brookfield Infrastructure Corp.	850	35,955

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – continued
CenterPoint Energy, Inc.	1,637	$68,819
China Resources Gas Group Ltd.	7,700	16,426
CLP Holdings Ltd.	3,000	29,876
CMS Energy Corp.	994	71,558
Companhia de Saneamento de Minas Gerais COPASA MG	1,323	16,748
Dominion Energy, Inc.	6,325	437,500
Duke Energy Corp.	3,530	442,768
E.ON SE	3,141	67,787
Edison International	7,559	554,604
ENEA S.A.	2,032	10,667
ERock, Inc., “A” (a)	1,929	19,792
Evergy, Inc.	518	42,999
EVN AG	186	6,284
MDU Resources Group, Inc.	1,268	25,297
National Grid PLC	7,317	117,078
NextEra Energy, Inc.	424	36,854
NorthWestern Corp.	827	56,848
NRG Energy, Inc.	766	102,866
ONE Gas, Inc.	585	45,425
PG&E Corp.	27,309	474,630
Pinnacle West Capital Corp.	626	63,220
Portland General Electric Co.	3,638	179,463
PT Perusahaan Gas Negara	139,500	11,629
Public Service Enterprise Group, Inc.	932	71,466
Sempra	659	58,354
Southern Co.	3,596	339,966
Southwest Gas Holdings, Inc.	627	56,054
Spire, Inc.	661	52,787
Talen Energy Corp. (a)	46	15,369
Terna Rete Elettrica Nazionale S.p.A .	7,719	88,762
Tohoku Electric Power Co., Inc.	5,400	40,066
Tokyo Gas Co. Ltd.	700	27,361
UGI Corp.	973	35,145
		$3,876,562
Total Common Stocks		$150,383,350
Bonds – 18.9%
Aerospace & Defense – 0.4%
Boeing Co., 5.15%, 5/01/2030	$83,000	$83,413
Boeing Co., 5.805%, 5/01/2050	329,000	310,773
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)	87,000	84,111
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)	101,000	97,363
Honeywell Aerospace, Inc., 5.732%, 3/16/2056 (n)	53,000	50,480
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	106,000	107,595
		$733,735
Asset-Backed & Securitized – 0.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.985%, 11/15/2054 (i)	$963,215	$29,264
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	72,964	72,788
Angel Oak Mortgage Trust, 2025-3, “A1”, 5.42%, 3/25/2070 (n)	132,319	132,120
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.426% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	115,000	115,108
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.343%, 7/15/2054 (i)	1,158,471	47,995
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	65,165	64,972
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)	90,040	88,936
KREF 2018-FT1 Ltd., “AS”, FLR, 5.093% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	59,924	59,913
MF1 2024-FL5 LLC, “A”, FLR, 5.357% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	100,000	100,055
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	53,509	53,323
New Residential Mortgage Loan Trust, 2026-NQM8, “A1”, 5.564%, 8/25/2066 (n)	100,000	100,121

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	$46,973	$47,060
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	79,053	78,747
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	10,387	10,404
		$1,000,806
Auto & Auto Components – 0.2%
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	$39,000	$34,102
Hyundai Capital America, 6.375%, 4/08/2030 (n)	93,000	96,453
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)	200,000	198,594
		$329,149
Brokerage & Asset Managers – 0.6%
Carlyle Group, Inc., 5.05%, 9/19/2035	$160,000	$152,175
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	82,000	85,641
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	131,000	125,157
Charles Schwab Corp., 5.493% to 5/21/2036, FLR (SOFR - 1 day + 1.28%) to 5/21/2037	127,000	126,184
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	250,000	243,446
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	77,000	75,371
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	130,000	123,018
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	81,000	80,519
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	125,000	118,946
LPL Holdings, Inc., 5.65%, 3/15/2035	151,000	147,325
		$1,277,782
Building – 0.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$201,000	$195,145
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	82,000	81,823
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	69,000	69,054
Vulcan Materials Co., 4.5%, 6/15/2047	67,000	54,677
Vulcan Materials Co., 5.7%, 12/01/2054	93,000	87,179
		$487,878
Business Services – 0.3%
Automatic Data Processing, Inc., 5%, 5/07/2036	$137,000	$133,487
Beacon Point DC LLC, 6.129%, 11/30/2042 (n)	125,000	119,941
Experian Co., 5.35%, 8/24/2036 (n)	200,000	194,147
Paychex, Inc., 5.35%, 4/15/2032	176,000	176,383
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)	85,000	77,726
		$701,684
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$71,000	$68,707
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	95,000	72,283
Comcast Corp., 5.35%, 5/15/2053	146,000	118,861
Videotron Ltd., 3.625%, 6/15/2029 (n)	83,000	79,823
Videotron Ltd., 5.7%, 1/15/2035 (n)	125,000	122,863
		$462,537
Conglomerates – 0.4%
GE Vernova, Inc., 4.875%, 2/04/2036	$120,000	$115,304
nVent Finance S.à r.l., 5.65%, 5/15/2033	143,000	144,829
Regal Rexnord Corp., 6.05%, 4/15/2028	91,000	92,702
Regal Rexnord Corp., 6.3%, 2/15/2030	121,000	125,096
Regal Rexnord Corp., 6.4%, 4/15/2033	65,000	67,780
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	163,000	162,772
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	50,000	50,549
		$759,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$250,000	$231,842
L'Oréal S.A., 5%, 5/20/2035 (n)	200,000	197,665
		$429,507
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$97,000	$99,247
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	200,000	199,292
		$298,539
Diversified Financial Services – 0.6%
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$82,000	$81,427
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	115,000	111,363
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	109,000	105,192
Blackstone Secured Lending Fund, 5.35%, 4/13/2028	88,000	87,539
Blackstone Secured Lending Fund, 5.9%, 5/21/2031	62,000	60,295
Blue Owl Credit Income Corp., 6.55%, 10/15/2031 (n)	167,000	164,872
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)	87,000	85,873
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	163,000	161,489
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	200,000	192,463
SMBC Aviation Capital Finance DAC, 5.7%, 7/23/2036 (n)	200,000	197,857
		$1,248,370
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$147,000	$148,585
Emerging Market Quasi-Sovereign – 0.1%
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)	$200,000	$192,912
Emerging Market Sovereign – 0.3%
Republic of Poland, 6.125%, 4/14/2056	$118,000	$113,433
United Mexican States, 5.85%, 7/02/2032	200,000	199,910
United Mexican States, 5.625%, 2/09/2034	200,000	192,986
United Mexican States, 5.625%, 9/22/2035	200,000	190,400
		$696,729
Energy - Independent – 0.2%
APA Corp., 6.1%, 2/15/2035	$37,000	$37,563
APA Corp., 6.75%, 2/15/2055	67,000	66,983
Occidental Petroleum Corp., 4.4%, 4/15/2046	100,000	79,729
Pioneer Natural Resources Co., 1.9%, 8/15/2030	124,000	110,645
Pioneer Natural Resources Co., 2.15%, 1/15/2031	87,000	77,518
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	69,000	73,713
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	46,000	45,442
		$491,593
Energy - Integrated – 0.1%
Eni S.p.A., 6%, 5/18/2056 (n)	$200,000	$188,845
Entertainment & Leisure – 0.1%
Carnival Corp., 5.875%, 6/15/2031 (n)	$79,000	$79,063
Carnival Corp., 6.125%, 2/15/2033 (n)	58,000	58,003
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	119,000	119,417
		$256,483
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$325,000	$306,486
Bacardi Ltd., 5.15%, 5/15/2038 (n)	286,000	261,526
Flowers Foods, Inc., 5.75%, 3/15/2035	73,000	68,778
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	68,000	64,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.75%, 12/01/2031	$79,000	$73,251
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032	69,000	63,303
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052	78,000	75,408
Kraft Heinz Foods Co., 4.875%, 10/01/2049	76,000	61,467
Kraft Heinz Foods Co., 5.5%, 6/01/2050	94,000	82,446
Mars, Inc., 4.75%, 4/20/2033 (n)	184,000	179,724
Mars, Inc., 3.95%, 4/01/2049 (n)	59,000	44,329
Mars, Inc., 5.7%, 5/01/2055 (n)	212,000	200,061
SYSCO Corp., 4.45%, 3/15/2048	101,000	78,313
		$1,560,085
Global Systemically Important Banks – 2.6%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$132,000	$129,767
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	210,000	214,234
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	248,000	222,447
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	243,000	249,932
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	103,000	101,829
Goldman Sachs Group, Inc., 4.972% to 6/03/2031, FLR (SOFR - 1 day + 1.03%) to 6/03/2032	94,000	92,726
Goldman Sachs Group, Inc., 5.24% to 7/21/2031, FLR (SOFR - 1 day + 1.17%) to 7/21/2032	103,000	102,797
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	103,000	99,111
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037	138,000	131,439
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037	200,000	193,529
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 11/18/2174	200,000	198,518
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	343,000	348,718
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	295,000	259,335
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	185,000	179,152
JPMorgan Chase & Co., 4.898% to 1/22/2036, FLR (SOFR - 1 day + 1.07%) to 1/22/2037	151,000	144,068
JPMorgan Chase & Co., 5.803% to 7/23/2036, FLR (CMT - 5yr. + 1.25%) to 7/23/2041	156,000	154,424
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	198,900
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	400,000	350,457
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036	200,000	194,596
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	98,000	99,029
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	93,000	88,531
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	60,000	59,885
Morgan Stanley, 5.073% to 1/30/2036, FLR (SOFR - 1 day + 1.184%) to 1/30/2037	263,000	252,332
Royal Bank of Canada, 4.95%, 8/05/2032	205,000	203,347
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	173,457
UBS Group AG, 5.617%, 9/13/2030 (n)	200,000	203,340
UBS Group AG, 5.58%, 5/09/2036 (n)	365,000	363,471
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	200,000	198,914
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	59,000	59,891
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	101,000	101,029
		$5,369,205
Hardware, Peripherals, & Assembly – 0.1%
Apple, Inc., 2.65%, 5/11/2050	$192,000	$111,397
Industrial – 0.2%
Booz Allen Hamilton, Inc., 5.9%, 1/30/2034 (w)	$83,000	$82,085
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	96,000	94,319
Jacobs Solutions, Inc., 5.375%, 3/03/2036	133,000	128,111
WSP Global, Inc., 5.039%, 9/18/2031 (n)	58,000	57,129
WSP Global, Inc., 5.714%, 9/18/2036 (n)	144,000	138,842
		$500,486
Insurance – 0.5%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$74,000	$68,630
Corebridge Financial, Inc., 4.35%, 4/05/2042	139,000	113,786
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	84,000	81,992

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Equitable America Global Funding, 5.125%, 6/15/2031 (n)	$186,000	$184,747
Lincoln National Corp., 5.852%, 3/15/2034	83,000	83,414
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	138,000	135,789
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	147,000	140,216
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	136,000	129,743
Sammons Financial Group, Inc., 5.95%, 6/15/2036 (n)	29,000	28,464
		$966,781
Insurance - Health – 0.3%
Elevance Health, Inc., 5.65%, 6/15/2054	$89,000	$81,342
Horseshoe Funding Trust II, 6.887%, 11/15/2055 (n)	100,000	99,734
Humana, Inc., 5.375%, 4/15/2031	59,000	59,251
Humana, Inc., 5.55%, 5/01/2035	103,000	101,260
Humana, Inc., 4.95%, 10/01/2044	46,000	38,381
UnitedHealth Group, Inc., 2.3%, 5/15/2031	71,000	63,067
UnitedHealth Group, Inc., 5.5%, 7/15/2044	80,000	75,488
UnitedHealth Group, Inc., 5.875%, 2/15/2053	119,000	114,543
		$633,066
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 5.125%, 3/27/2033	$121,000	$120,106
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	74,000	78,384
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	105,000	110,099
Brown & Brown, Inc., 5.25%, 6/23/2032	50,000	49,393
Brown & Brown, Inc., 6.25%, 6/23/2055	26,000	25,143
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	44,000	40,770
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	63,000	63,792
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	130,000	128,396
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	60,000	59,517
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	83,000	49,332
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	75,000	67,403
Progressive Corp., 5.15%, 3/26/2036	115,000	112,585
		$904,920
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$200,000	$204,194
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	200,000	174,610
		$378,804
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$197,000
Machinery & Tools – 0.1%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$200,000	$199,185
CNH Industrial Capital LLC, 5.5%, 1/12/2029	77,000	77,998
		$277,183
Media – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$127,000	$101,056
Walt Disney Co., 3.8%, 5/13/2060	93,000	63,715
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	137,000	130,458
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	79,000	74,399
		$369,628
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$199,511
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	183,942
Baxter International, Inc., 4.9%, 12/15/2030	39,000	38,268
Baxter International, Inc., 5.65%, 12/15/2035	55,000	53,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
CommonSpirit Health, 5.548%, 12/01/2054	$50,000	$45,244
CommonSpirit Health, 5.662%, 9/01/2055	66,000	60,848
HCA, Inc., 4.9%, 11/15/2035	39,000	36,905
HCA, Inc., 5.7%, 11/15/2055	101,000	90,792
ICON Investments Six DAC, 5.809%, 5/08/2027	200,000	201,458
Marin General Hospital, 7.242%, 8/01/2045	59,000	61,041
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	140,000	135,948
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	178,000	125,833
		$1,233,544
Medical Equipment – 0.3%
Abbott Laboratories, 4.65%, 3/15/2036	$172,000	$163,391
Augusta SpinCo Corp., 4.945%, 3/23/2033	77,000	75,572
Augusta SpinCo Corp., 5.245%, 3/23/2036	84,000	82,466
Danaher Corp., 2.6%, 10/01/2050	199,000	112,931
Stryker Corp., 4.625%, 9/11/2034	198,000	189,741
		$624,101
Metals & Mining – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$157,000	$160,151
Midstream – 0.7%
Cheniere Energy Partners LP, 5.55%, 10/30/2035	$125,000	$124,179
Cheniere Energy Partners LP, 5.35%, 11/30/2036 (n)	72,000	70,046
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	108,000	111,197
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	56,000	57,039
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	153,000	139,447
Energy Transfer LP, 4%, 10/01/2027	77,000	76,470
Energy Transfer LP, 5.95%, 5/15/2054	156,000	143,280
Enterprise Products Operating LLC, 4.85%, 1/31/2034	139,000	135,635
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	51,555	50,394
Plains All American Pipeline LP, 5.95%, 6/15/2035	178,000	180,135
Plains All American Pipeline LP, 5.6%, 1/15/2036	64,000	63,039
Targa Resources Corp., 4.95%, 4/15/2052	225,000	182,921
Western Midstream Operating LP, 5.7%, 7/01/2036	132,000	130,302
		$1,464,084
Municipals – 0.1%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 6.195%, 6/01/2040	$85,000	$86,055
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	100,000	104,257
		$190,312
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$172,000	$174,292
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$43,000	$41,300
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	81,000	77,329
Spire, Inc., 4.6%, 9/01/2031	222,000	216,151
Spire, Inc., 6.25%, 6/01/2056	121,000	119,722
		$454,502
Network & Telecom – 0.1%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$200,000	$197,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – 1.4%
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)	$202,000	$198,413
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	200,000	214,606
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	200,000	190,967
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	149,014
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	150,000	150,815
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	150,000	148,149
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	200,000	220,766
Intesa Sanpaolo S.p.A., 6.005%, 6/29/2037 (n)	250,000	245,336
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	43,000	42,916
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	38,000	40,021
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	82,000	79,930
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	250,000	224,120
Nationwide Building Society, 4.351%, 9/30/2030 (n)	200,000	194,254
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	261,983
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032	239,000	236,948
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	93,000	93,953
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	140,000	140,619
		$2,832,810
Pharmaceuticals & Biotechnology – 0.5%
AbbVie, Inc., 4.75%, 3/15/2036	$76,000	$72,723
AbbVie, Inc., 5.35%, 3/15/2044	183,000	171,816
AbbVie, Inc., 5.4%, 3/15/2054	83,000	75,967
Bayer U.S. Finance LLC, 5.375%, 7/20/2033 (n)	200,000	197,584
Eli Lilly & Co., 4.7%, 2/09/2034	196,000	191,768
Eli Lilly & Co., 5.5%, 2/12/2055	24,000	22,582
Merck & Co., Inc., 4.75%, 12/04/2035	144,000	138,276
Mylan, Inc., 5.2%, 4/15/2048	42,000	33,652
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	86,000	77,137
Pfizer, Inc., 2.55%, 5/28/2040	58,000	40,712
Viatris, Inc., 4%, 6/22/2050	120,000	79,631
		$1,101,848
Railroads – 0.2%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$196,000	$173,966
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055	66,000	61,060
Canadian Pacific Railway Co., 3.1%, 12/02/2051	237,000	148,007
		$383,033
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$217,000	$212,169
Real Estate - Other – 0.1%
Prologis LP, REIT, 5.125%, 1/15/2034	$97,000	$96,041
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$85,000	$85,879
Realty Income Corp., REIT, 5.375%, 9/01/2054	182,000	167,574
STORE Capital Corp., REIT, 4.625%, 3/15/2029	40,000	39,482
STORE Capital Corp., REIT, 2.75%, 11/18/2030	199,000	178,335
		$471,270
Real Estate - Storage & Office – 0.2%
Boston Properties LP, REIT, 2.75%, 10/01/2026	$127,000	$126,667
COPT Defense Properties, REIT, 2%, 1/15/2029	85,000	79,355
COPT Defense Properties, REIT, 2.75%, 4/15/2031	50,000	44,873
Highwoods Realty LP, 5.35%, 1/15/2033	156,000	152,922
		$403,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Refining – 0.1%
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (a)(n)	$200,000	$105,970
Retail & E-commerce – 0.3%
Alimentation Couche-Tard, Inc., 5.077%, 9/29/2035 (n)	$100,000	$96,558
Amazon.com, Inc., 5.65%, 3/13/2046	168,000	157,135
DICK'S Sporting Goods, 4.1%, 1/15/2052	192,000	132,638
Home Depot, Inc., 3.9%, 6/15/2047	190,000	142,629
		$528,960
Semiconductor & Electronic Components – 0.1%
Broadcom, Inc., 5.2%, 7/15/2035	$92,000	$88,323
Broadcom, Inc., 4.8%, 2/15/2036	67,000	61,921
Broadcom, Inc., 5.7%, 1/15/2056	78,000	69,686
Intel Corp., 5.7%, 2/10/2053	79,000	70,116
		$290,046
Software – 0.4%
Microsoft Corp., 2.525%, 6/01/2050	$180,000	$101,063
Microsoft Corp., 2.5%, 9/15/2050	113,000	62,624
Oracle Corp., 4.95%, 2/04/2031	103,000	98,382
Oracle Corp., 4.8%, 9/26/2032	31,000	28,532
Oracle Corp., 5.35%, 5/04/2033	121,000	113,707
Oracle Corp., 5.7%, 2/04/2036	103,000	95,354
Oracle Corp., 4%, 7/15/2046	98,000	62,256
Oracle Corp., 5.55%, 2/06/2053	98,000	73,616
Salesforce, Inc., 5.55%, 3/15/2036	138,000	134,568
		$770,102
Supermarkets – 0.0%
Kroger Co., 5.5%, 9/15/2054	$78,000	$70,192
Telecommunications - Wireless – 0.4%
American Tower Corp., 5.2%, 2/15/2029	$90,000	$90,741
American Tower Corp., 5.45%, 2/15/2034	53,000	52,902
American Tower Corp., 3.7%, 10/15/2049	27,000	18,697
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	154,172
Rogers Communications, Inc., 4.5%, 3/15/2042	126,000	102,888
T-Mobile USA, Inc., 5.05%, 7/15/2033	101,000	98,769
T-Mobile USA, Inc., 5.75%, 1/15/2054	60,000	53,635
Vodafone Group PLC, 5.625%, 2/10/2053	151,000	133,225
		$705,029
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$110,000	$115,335
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	150,000	151,703
		$267,038
Transportation & Logistics – 0.2%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$98,000	$101,113
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	98,000	97,572
ERAC USA Finance LLC, 4.7%, 4/30/2031 (n)	97,000	95,763
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)	87,000	85,113
		$379,561
Travel, Gaming, & Lodging – 0.3%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$200,000	$202,471
Las Vegas Sands Corp., 5.3%, 5/15/2031	54,000	53,287
Las Vegas Sands Corp., 6.2%, 8/15/2034	91,000	91,891
Marriott International, Inc., 2.85%, 4/15/2031	28,000	25,488

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Travel, Gaming, & Lodging – continued
Marriott International, Inc., 3.5%, 10/15/2032	$95,000	$86,429
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	84,000	83,890
		$543,456
U.S. Treasury Obligations – 0.4%
U.S. Treasury Bonds, 4.875%, 8/15/2045 (f)	$260,000	$247,772
U.S. Treasury Bonds, 4.625%, 11/15/2045 (f)	190,000	175,157
U.S. Treasury Bonds, 5%, 5/15/2046 (f)	341,000	329,864
U.S. Treasury Bonds, 4.75%, 2/15/2056 (f)	164,000	151,546
		$904,339
Utilities – 1.5%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)	$200,000	$187,461
AEP Texas, Inc., 5.7%, 5/15/2034	140,000	141,610
AEP Transmission Co. LLC, 5.375%, 6/15/2035	51,000	50,687
AEP Transmission Co. LLC, 5.4%, 3/15/2053	163,000	148,101
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	44,000	38,930
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	65,000	58,904
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	16,653
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	64,000	57,243
Duke Energy Florida LLC, 3.4%, 10/01/2046	85,000	58,961
Duke Energy Florida LLC, 6.2%, 11/15/2053	150,000	151,315
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	200,000	175,849
Eversource Energy, 4.45%, 12/15/2030	57,000	55,577
Eversource Energy, 5.5%, 1/01/2034	73,000	73,063
FirstEnergy Corp., 2.65%, 3/01/2030	125,000	115,254
Florida Power & Light Co., 3.95%, 3/01/2048	233,000	174,482
Georgia Power Co., 4.7%, 5/15/2032	52,000	51,478
Georgia Power Co., 5.125%, 5/15/2052	124,000	109,221
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	183,000	161,160
MidAmerican Energy Co., 5.85%, 9/15/2054	131,000	126,182
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	81,000	70,526
NextEra Energy, Inc., 6% to 10/01/2031, FLR (CMT - 5yr. + 1.84%) to 10/01/2056	79,000	77,666
NextEra Energy, Inc., 6.2% to 10/01/2036, FLR (CMT - 5yr. + 1.765%) to 10/01/2056	53,000	51,792
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	99,000	97,128
Pacific Gas & Electric Co., 2.5%, 2/01/2031	49,000	43,715
Pacific Gas & Electric Co., 4%, 12/01/2046	89,000	63,813
PSEG Power LLC, 5.2%, 5/15/2030 (n)	125,000	125,337
PSEG Power LLC, 5.75%, 5/15/2035 (n)	98,000	97,919
Public Service Electric & Gas Co., 5.5%, 3/01/2055	79,000	72,953
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)	119,000	115,838
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)	122,000	116,770
Xcel Energy, Inc., 4.6%, 6/01/2032	105,000	101,796
		$2,987,384
Total Bonds		$38,524,728
Convertible Preferred Stocks – 0.0%
Aerospace & Defense – 0.0%
Boeing Co., 6%, 10/15/2027	883	$58,993
Preferred Stocks – 0.0%
Medical Equipment – 0.0%
Drägerwerk AG & Co. KGaA	170	$21,446
Metals & Mining – 0.0%
Usinas Siderurgicas de Minas Gerais S.A. (a)	3,900	$5,663
Total Preferred Stocks		$27,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Rights – 0.0%
Pharmaceuticals & Biotechnology – 0.0%
Sanofi S.A. (a)(u)	101	$0

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 15 warrants, Expiration 11/23/2027) (a)	$ 2.565	11/23/27	1	$0
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/2040) (a)	CAD 11.5	N/A	149	$0
Total Warrants				$0

Mutual Funds (h) – 6.2%
Money Market Funds – 6.2%
MFS Institutional Money Market Portfolio, 3.73% (v)	12,749,489	$12,752,039

Underlying/Expiration Date/Exercise Price (Rate)	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Put - Standard & Poor's 500 Index – 9/18/2026 @ $6,050	Merrill Lynch International	$2,995,924	4	$3,480
Put - Standard & Poor's 500 Index – 6/17/2027 @ $6,350	Merrill Lynch International	5,242,867	7	107,100
Total Purchased Options				$110,580

Issuer	Shares/Par
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j)	268,006	$268,006

Other Assets, Less Liabilities – 1.1%		2,239,165
Net Assets – 100.0%		$204,363,970

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,752,039 and
$189,372,766, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,052,306, representing 6.9% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
BAM	Build America Mutual
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Portfolio of Investments (unaudited) – continued
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 7/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	909,113	USD	177,526	JPMorgan Chase Bank N.A.	8/06/2026	$1,725
CNY	9,236,000	USD	1,362,644	Citibank N.A.	8/14/2026	7,092
COP	1,508,120,000	USD	460,736	Citibank N.A.	8/14/2026	16,183
EUR	18,151	USD	20,830	HSBC Bank	10/16/2026	163
EUR	712,000	USD	816,201	JPMorgan Chase Bank N.A.	8/14/2026	5,169
EUR	178,000	USD	203,857	Merrill Lynch International	8/14/2026	1,485
GBP	3,730,000	USD	5,001,532	JPMorgan Chase Bank N.A.	8/14/2026	25,509
GBP	2,832	USD	3,797	UBS AG	10/16/2026	20
IDR	5,606,919,000	USD	310,215	Citibank N.A.	8/14/2026	1,064
JPY	777,660,000	USD	4,811,922	HSBC Bank	8/14/2026	79,903
JPY	1,366,510,000	USD	8,561,569	JPMorgan Chase Bank N.A.	8/14/2026	34,383
NZD	13,758,000	USD	8,011,561	Barclays Bank PLC	8/14/2026	95,182
NZD	2,755,000	USD	1,607,595	Goldman Sachs International	8/14/2026	15,757
PHP	31,812,000	USD	516,418	Citibank N.A.	8/14/2026	3,181
USD	2,386,693	CAD	3,314,000	Goldman Sachs International	8/14/2026	21,663

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	363,479	CHF	288,000	JPMorgan Chase Bank N.A.	8/14/2026	$6,853
USD	12,333,898	CHF	9,550,619	State Street Corp.	8/14/2026	507,498
USD	489,168	CLP	452,452,000	Goldman Sachs International	8/14/2026	2,504
USD	729,366	DKK	4,606,287	JPMorgan Chase Bank N.A.	8/14/2026	18,363
USD	702,118	EUR	606,000	JPMorgan Chase Bank N.A.	8/14/2026	3,030
USD	16,615,789	EUR	14,109,334	State Street Corp.	8/14/2026	339,111
USD	8,340,309	GBP	6,175,795	State Street Corp.	8/14/2026	16,991
USD	1,881,706	HKD	14,691,902	NatWest Markets PLC	8/14/2026	7,649
USD	164,895	HUF	51,789,000	Goldman Sachs International	8/14/2026	1,291
USD	69,643	IDR	1,212,682,000	Barclays Bank PLC	8/14/2026	2,319
USD	378,169	ILS	1,099,381	HSBC Bank	8/14/2026	18,366
USD	197,053	ILS	592,000	JPMorgan Chase Bank N.A.	8/14/2026	3,305
USD	16,479,484	JPY	2,577,249,584	State Street Corp.	8/14/2026	267,445
USD	8,104,351	NZD	13,585,841	Barclays Bank PLC	8/14/2026	99,050
USD	2,198,524	SEK	20,750,000	Deutsche Bank AG	8/14/2026	18,240
USD	695,953	SGD	879,841	State Street Corp.	8/14/2026	9,395
USD	99,133	THB	3,204,240	Barclays Bank PLC	8/14/2026	3,157
USD	2,187,226	TWD	69,523,323	Merrill Lynch International	8/14/2026	34,751
USD	655,077	ZAR	10,739,000	Merrill Lynch International	8/14/2026	5,555
						$1,673,352
Liability Derivatives
AUD	9,586,578	USD	6,913,020	HSBC Bank	8/14/2026	$(168,773)
CAD	6,643,569	USD	4,863,085	Deutsche Bank AG	8/14/2026	(121,914)
CHF	522,000	USD	649,081	Barclays Bank PLC	8/14/2026	(2,696)
HKD	1,571,000	USD	200,895	State Street Corp.	8/14/2026	(503)
INR	10,881,000	USD	114,505	Deutsche Bank AG	8/14/2026	(562)
MYR	493,000	USD	121,369	Barclays Bank PLC	8/14/2026	(693)
NOK	90,296,893	USD	9,828,854	JPMorgan Chase Bank N.A.	8/14/2026	(302,652)
PEN	1,007,000	USD	296,333	Deutsche Bank AG	8/14/2026	(137)
SEK	25,494,068	USD	2,753,755	State Street Corp.	8/14/2026	(74,992)
USD	13,251,770	AUD	18,946,000	HSBC Bank	8/14/2026	(76,919)
USD	177,723	BRL	909,114	Barclays Bank PLC	8/06/2026	(1,527)
USD	176,560	BRL	909,113	JPMorgan Chase Bank N.A.	8/31/2026	(1,489)
USD	1,505,544	CAD	2,113,000	Citibank N.A.	8/14/2026	(2,395)
USD	208,017	CNY	1,409,000	Citibank N.A.	8/14/2026	(944)
USD	820,594	CZK	17,378,000	BNP Paribas	8/14/2026	(6,872)
USD	105,662	DKK	689,000	NatWest Markets PLC	8/14/2026	(688)
USD	6,490,587	GBP	4,844,000	JPMorgan Chase Bank N.A.	8/14/2026	(37,827)
USD	731,408	INR	70,741,252	Citibank N.A.	8/14/2026	(9,379)
USD	505,713	INR	48,729,000	JPMorgan Chase Bank N.A.	8/14/2026	(4,567)
USD	1,102,292	KRW	1,636,825,800	Deutsche Bank AG	8/14/2026	(45,898)
USD	554,037	KRW	834,469,000	Merrill Lynch International	8/14/2026	(31,320)
USD	348,654	MXN	6,088,000	Deutsche Bank AG	8/14/2026	(2,555)
USD	128,885	MXN	2,241,897	State Street Corp.	8/14/2026	(447)
USD	822,434	NOK	7,796,000	Deutsche Bank AG	8/14/2026	(34)
USD	1,327,964	NOK	12,842,000	Merrill Lynch International	8/14/2026	(26,849)
USD	608,805	PLN	2,301,000	HSBC Bank	8/14/2026	(7,139)
USD	5,879,039	SEK	56,520,000	JPMorgan Chase Bank N.A.	8/14/2026	(59,742)
USD	298,291	SGD	384,000	State Street Corp.	8/14/2026	(1,352)
USD	264,081	THB	8,817,000	Barclays Bank PLC	8/14/2026	(15)
USD	124,803	ZAR	2,078,796	State Street Corp.	8/14/2026	(927)
						$(991,807)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	29	$2,854,074	August – 2026	$50,169
FTSE Taiwan Index	Short	USD	21	3,117,870	August – 2026	80,753
FTSE/JSE Top 40 Index	Short	ZAR	56	3,512,023	September – 2026	76,469
Hang Seng Index	Long	HKD	28	4,635,083	August – 2026	188,700
IBEX 35 Index	Long	EUR	7	1,599,657	August – 2026	34,979
KOSPI 200 Index	Short	KRW	7	1,189,695	September – 2026	275,001
Mini Ibovespa	Long	BRL	101	712,677	August – 2026	2,859
NASDAQ 100 E-Mini Index	Short	USD	8	4,544,680	September – 2026	249,575
NSE IFSC NIFTY 50 Index	Long	USD	54	2,640,384	August – 2026	79,872
OMX 30 Index	Long	SEK	116	3,968,010	August – 2026	115,574
Russell 2000 Index	Short	USD	86	12,633,400	September – 2026	127,460
S&P MidCap 400 Index	Short	USD	49	18,487,210	September – 2026	257,293
S&P/TSX 60 Index	Long	CAD	14	4,163,498	September – 2026	60,001
Topix Index	Short	JPY	7	1,746,216	September – 2026	10,687
						$1,609,392
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	136	$10,346,857	September – 2026	$31,354
Canadian Treasury Bond 10 yr	Short	CAD	94	7,964,704	September – 2026	53,096
Euro-Bund 10 yr	Short	EUR	133	19,072,962	September – 2026	275,538
U.S. Treasury Note 10 yr	Short	USD	30	3,240,000	September – 2026	31,155
U.S. Treasury Note 5 yr	Short	USD	5	529,883	September – 2026	4,267
U.S. Treasury Ultra Note 10 yr	Short	USD	21	2,303,766	September – 2026	29,232
						$424,642
						$2,034,034
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	832	$2,735,830	August – 2026	$(243,225)
DAX Index	Short	EUR	5	3,711,817	September – 2026	(82,300)
FTSE 100 Index	Short	GBP	70	10,285,666	September – 2026	(396,819)
FTSE MIB Index	Long	EUR	6	1,814,497	September – 2026	(15,729)
Mexbol Index	Long	MXN	47	1,824,152	September – 2026	(41,462)
MSCI Singapore Index	Short	SGD	30	1,217,416	August – 2026	(29,182)
S&P 500 E-Mini Index	Short	USD	115	43,235,687	September – 2026	(113,334)
S&P/ASX 200 Index	Short	AUD	76	11,919,923	September – 2026	(143,498)
						$(1,065,549)
Interest Rate Futures
Japan Government Bond 10 yr	Long	JPY	24	$19,167,719	September – 2026	$(64,729)
Long Gilt 10 yr	Long	GBP	156	18,184,436	September – 2026	(150,826)
U.S. Treasury Bond 30 yr	Long	USD	3	324,937	September – 2026	(7,199)
U.S. Treasury Note 2 yr	Long	USD	15	3,084,141	September – 2026	(9,428)
						$(232,182)
						$(1,297,731)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Futures
9/17/36	USD	5,100,000		1-day SOFR / Annually	4.08% / Annually	$94,928	$—	$94,928
9/20/56	USD	7,400,000		1-day SOFR / Annually	4.267% / Annually	280,731	—	280,731
						$375,659	$—	$375,659
Liability Derivatives
Interest Rate Swaps
9/20/28	USD	21,800,000		3.927% / Annually	1-day SOFR / Annually	$(92,675)	$—	$(92,675)
9/17/31	USD	27,800,000		3.924% / Annually	1-day SOFR / Annually	(287,615)	—	(287,615)
						$(380,290)	$—	$(380,290)
At July 31, 2026, the fund had cash collateral of $1,485,583 and other liquid securities collateral with an aggregate value of $22,293,964 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$101,813,799	$0	$—	$101,813,799
Japan	1,589,711	6,085,773	—	7,675,484
France	1,220,466	5,138,664	0	6,359,130
United Kingdom	2,669,059	2,730,180	—	5,399,239
Canada	4,349,511	0	—	4,349,511
Germany	4,236,621	—	—	4,236,621
Taiwan	1,519,071	2,208,940	—	3,728,011
Switzerland	1,144,713	1,567,361	—	2,712,074
Netherlands	407,776	1,167,491	—	1,575,267
Other Countries	8,457,121	4,163,195	—	12,620,316
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	904,339	—	904,339
Non - U.S. Sovereign Debt	—	1,465,445	—	1,465,445
Municipal Bonds	—	190,312	—	190,312
U.S. Corporate Bonds	—	25,090,739	—	25,090,739
Residential Mortgage-Backed Securities	—	638,067	—	638,067
Commercial Mortgage-Backed Securities	—	192,367	—	192,367
Asset-Backed Securities (including CDOs)	—	170,372	—	170,372
Foreign Bonds	—	9,873,087	—	9,873,087
Purchased Options	110,580	—	—	110,580
Investment Companies	13,020,045	—	—	13,020,045
Total	$140,538,473	$61,586,332	$0	$202,124,805
Other Financial Instruments
Futures Contracts – Assets	$1,282,455	$751,579	$—	$2,034,034
Futures Contracts – Liabilities	(386,978)	(910,753)	—	(1,297,731)
Forward Foreign Currency Exchange Contracts – Assets	—	1,673,352	—	1,673,352
Forward Foreign Currency Exchange Contracts – Liabilities	—	(991,807)	—	(991,807)
Swap Agreements – Assets	—	375,659	—	375,659
Swap Agreements – Liabilities	—	(380,290)	—	(380,290)
For further information regarding security characteristics, see the Portfolio of Investments. At July 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at October 31, 2025.
(2) Securities Lending Collateral
At July 31, 2026, the value of securities loaned was $1,537,276. These loans were collateralized by cash of $268,006 and U.S. Treasury
Obligations (held by the custodian or a triparty custodian) of $1,394,027.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,916,784	$136,469,536	$135,632,851	$(1,740)	$310	$12,752,039

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$327,055	$—